united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

            Alternative Strategies Fund

(Exact name of registrant as specified in charter)

           52132 Deep Water Lane, Suite 232 Naperville, IL 60565

(Address of principal executive offices) (Zip code)

           Eric Kane, Ultimus Fund Solutions, LLC.

           80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/22

Item 1. Reports to Stockholders.

Symbols: LTAFX, LTCFX, LTIFX

www.LTAFX.com

Semi-Annual Report

December 31, 2022

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money. Fund shares are not FDIC insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal. You may find the prospectus documents for free by calling toll-free (+1-877-803-6583) or visiting www.LTAFX.com.

Distributed by Ladenburg Thalmann & Co. Inc.

Alternative Strategies Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s Performance Figures for the Periods Ending December 31, 2022 Compared to Its Benchmarks

			Average	Average	Average
			Annual Return	Annual Return	Annual Return
	Six Months (a)	One Year (a)	Five Years (a)	Ten Years (a)	Since Inception (a)
Alternative Strategies Fund:
Class A, without Sales Load *	(5.29)%	(25.96)%	(2.13)%	(0.10)%	0.63%
Class A, with Sales Load **	(9.33)%	(29.07)%	(2.98)%	(0.54)%	0.28%
Class C ***	(5.53)%	(26.45)%	(2.78)%	N/A	(2.38)%
Class I ****	(5.13)%	(25.87)%	N/A	N/A	(2.05)%
Barclays U.S. Aggregate Bond Index	(2.97)%	(13.01)%	0.02%	1.06%	1.71%
NASDAQ Composite Index(CCMP)	(5.10)%	(33.10)%	4.50%	11.96%	12.44%
S&P 500 Total Return Index	2.31%	(18.11)%	9.42%	12.56%	12.55%

*	Class A commenced operations on September 28, 2010.

**	Adjusted for initial maximum sales charge of 4.25%. Prior to October 1, 2017, sales charge was 6.00%.

***	Class C commenced operations on January 21, 2015.

****	Class I commenced operations on July 17, 2017.

(a)	Total returns are calculated based on traded NAVs.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-through’s), ABS, and CMBS. The Barclays U.S. Aggregate Bond Index rolls up into other Barclays Capital flagship indices such as the multi-currency Global Aggregate Index and the U.S. Universal Index, which includes high yield and emerging markets debt. Investors cannot invest directly in an index or benchmark.

The NASDAQ Composite Index (CCMP) is a broad-based capitalization-weighted index of stocks in all three NASDAQ tiers: Global Select, Global Market and Capital Market. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The performance data quoted here is historical in nature. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense, including underlying funds, is 3.48%, 4.21% and 3.26% before fee waivers, per the Fund’s October 28, 2022 prospectus, for Class A, Class C and Class I, respectively. After fee waivers, the Fund’s total annual operating expenses, excluding acquired fund fees and expenses, are 3.00%, 3.65% and 2.75% for Class A, Class C and Class I, respectively. Shares of Class A are subject to a maximum sales charge imposed on purchases of 4.25%. The performance data does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. Performance prior to December 17, 2021 is that of the Fund’s previous investment adviser who utilized different investment strategies than the Fund’s current investment adviser. For performance information current to the most recent month-end, please call 1-877-803-6583.

Portfolio Analysis as of December 31, 2022 (Unaudited)

Sector	Percent of Net Assets
Structured Notes	62.2%
Real Estate Investment Trusts	18.6%
Short-Term Investment	12.4%
Private Investments	7.6%
Liabilities in Excess of Other Assets	(0.8)%
Total	100.0%

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2022

Shares					Fair Value
	PRIVATE INVESTMENTS — 7.6%
	BUSINESS DEVELOPMENT COMPANY – 3.9%
86,419	MSC Income Fund, Inc. (a)(c)				$676,386

	PRIVATE INVESTMENT FUNDS - 3.7%
10,752	Walton Sherwood Acres(a)(c)(d)(g)				52,792
19,855	Walton US LAND 2 LP (a)(c)(d)(g)				169,760
37,655	Walton US Land Fund 3 LP(a)(c)(d)(g)				266,221
10,752	Walton US Land Fund REIT(a)(c)(d)(g)				151,818
					640,591
	TOTAL PRIVATE INVESTMENTS (Cost - $1,504,159)				1,316,977

	REAL ESTATE INVESTMENT TRUSTS - 18.6%
	NON-LISTED REAL ESTATE INVESTMENT TRUSTS - 18.6%
26,596	American Healthcare REIT(a)(c)				730,745
103,002	Griffin Realty Trust, Inc. (a)(c)				759,124
125,573	SmartShop Self Storage REIT, Inc. (a)(c)(d)				1,708,082
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $614,088)				3,197,951

Principal
Amount ($)		Reference Assets	Coupon Rate (%)	Maturity Date
	STRUCTURED NOTES - 62.2%
	AIRLINES - 3.1%
500,000	HSBC USA, Inc. Callable Structured Note (b)(e)	American Airlines Group Inc	22.00	1/11/2024	538,850

	APPAREL & FOOTWEAR WHOLESELLERS - 2.9%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	Crocs, Inc.	25.50	3/18/2024	499,800

	APPLICATION SOFTWARE - 8.0%
500,000	HSBC USA, Inc. Callable Structured Note (b)(e)	Asana, Inc.	25.65	1/10/2023	103,400
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	RingCentral, Inc.	25.60	10/31/2024	488,600
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	Shopify, Inc.	24.00	6/12/2023	404,300
500,000	Morgan Stanley Finance, LLC Callable Structured Note (b)(e)	Snowflake, Inc.	22.50	5/26/2023	376,850
					1,373,150
	AUTOMOBILES - 1.8%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	Tesla, Inc.	23.50	9/27/2023	310,550

	AUTOMOTIVE RETAILERS - 2.9%
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Carvana Co.	30.75	4/26/2023	18,150
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	Avis Budget Group, Inc.	27.00	6/18/2024	475,300
					493,450
	COMPUTER HARDWARE & STORAGE - 2.7%
500,000	Royal Bank of Canada, Callable Structured Note (b)(e)	NVIDIA Corporation	19.50	1/25/2024	464,000

	EDUCATIONAL SERVICES - 1.7%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	XP, Inc.	21.80	7/10/2023	292,250

	EXPLORATION & PRODUCTION - 2.9%
500,000	UBS A.G. Callable Structured Note (b)(e)	Callon Petroleum Company	26.05	10/18/2023	495,850

	FOOD & DRUG STORES - 0.5%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	GoodRx Holdings, Inc.	18.00	2/16/2023	79,550

	HOME PRODUCTS STORES - 2.6%
500,000	Toronto-Dominion Bank (The) Callable Structured Note (b)(e)	RH	23.20	3/24/2023	447,450

	INFRASTRUCTURE SOFTWARE - 4.4%
500,000	Royal Bank of Canada Callable Structured Note (b)(e)	CrowdStrike Holdings, Inc.	17.00	3/28/2023	298,500
500,000	Societe Generale S.A. Callable Structured Note (b)(e)	Ambarella, Inc.	21.50	2/6/2023	455,950
					754,450
	INSTITUTIONAL BROKERAGE - 1.2%
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Coinbase Global, Inc.	28.75	11/9/2023	202,300

	INTERNET MEDIA & SERVICES - 10.7%
500,000	Credit Suisse A.G. Callable Structured Note (b)(e)	JOYY, Inc.	25.00	11/3/2023	465,800
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Airbnb, Inc.	20.75	6/21/2023	409,650
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (b)(e)	DoorDash, Inc.	28.50	3/3/2023	323,400
500,000	Morgan Stanley Finance, LLC Callable Structured Note (b)(e)	Lyft, Inc.	18.25	2/28/2023	146,350
500,000	Morgan Stanley Finance, LLC Callable Structured Note (b)(e)	Meta Platforms, Inc.	24.00	5/3/2024	496,170
					1,841,370

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2022

Principal
Amount ($)		Reference Assets	Coupon Rate (%)	Maturity Date	Fair Value
	STRUCTURED NOTES - 62.2% (Continued)
	MORTGAGE FINANCE - 2.7%
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Rocket Companies, Inc.	22.00	3/20/2023	$464,600

	NON-ALCOHOLIC BEVERAGES - 2.9%
500,000	BNP Paribas S.A. Callable Structured Note (b)(e)	Celsius Holdings, Inc.	31.20	7/24/2023	504,250

	ONLINE MARKETPLACE - 3.9%
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Chewy, Inc.	26.85	10/26/2023	496,850
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Overstock.com, Inc.	26.10	1/18/2023	179,150
					676,000
	RENEWABLE ENERGY EQUIPMENT- 1.3%
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Plug Power, Inc.	28.50	4/10/2023	225,500

	SPECIALTY ONLINE RETAILERS - 1.9%
500,000	Credit Suisse A.G. Callable Structured Note (b)(e)	Revolve Group, Inc.	25.00	4/28/2023	331,550

	SPORTING GOODS - 0.7%
500,000	UBS A.G. Callable Structured Note (b)(e)	Peloton Interactive, Inc.	27.75	4/17/2023	122,700

	STEEL PRODUCERS - 2.4%
500,000	Citigroup Global Markets Holdings, Inc. Callable Structured Note (b)(e)	Cleveland-Cliffs, Inc.	19.70	12/5/2023	419,400

	TRAVEL SERVICES - 1.0%
500,000	GS Finance Corporation Callable Structured Note (b)(e)	Virgin Galactic Holdings, Inc.	38.25	4/11/2023	164,150

	TOTAL STRUCTURED NOTES (Cost $15,500,000)				10,701,170

Shares
	SHORT-TERM INVESTMENT - 12.4%
	MONEY MARKET FUND - 12.4%
2,137,502	First American Government Obligations Fund Class X, 1.81% (f)				2,137,502
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,137,502)

	TOTAL INVESTMENTS - 100.8% (Cost - $19,755,749)				$17,353,600
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%				(147,588)
	NET ASSETS - 100.00%				$17,206,012

LLC	- Limited Liability Company

LP	- Limited Partnership

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Fixed contingent rate security.

(c)	Illiquid security. Total illiquid securities represents 26.2% of net assets as of December 31, 2022.

(d)	Fair Value estimated using fair value procedures adopted by the Board of Trustees. Total Value of such securities is $4,514,928 or 26.2% of net assets as of December 31, 2022.

(e)	The notes will pay a Contingent Coupon on each Contingent Coupon Payment Date on a quarterly basis if the closing level of each Reference Asset on the applicable quarterly Observation Date is greater than its Coupon Barrier Level. However, if the closing level of any Reference Asset is less than or equal to its Coupon Barrier Level on an Observation Date, the notes will not pay the Contingent Coupon for that Observation Date.

(f)	Rate disclosed is the seven day effective yield as of December 31, 2022.

(g)	Restricted securities see Note 10 for more information.

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2022

Assets:

Investments in Securities at Value (identified cost $19,755,749)	$17,353,600
Dividends and Interest Receivable	81,763
Prepaid Expenses and Other Assets	34,766
Total Assets	17,470,129

Liabilities:
Distributions Payable	49,503
Accrued Advisory Fees	2,607
Incentive Fees Payable	116,725
Accrued Distribution/Shareholder Servicing Fees	64,428
Payable to Related Parties	25,974
Other Accrued Expenses	4,880
Total Liabilities	264,117

Net Assets	$17,206,012

Composition of Net Assets:
Net Assets consisted of:
Paid-in-Capital	$25,043,160
Accumulated Deficit	(7,837,148)
Net Assets	$17,206,012

Class A Shares
Net Assets	$5,762,127
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,224,256
Net Asset Value and Redemption Price Per Share (Net Assets divided by shares outstanding)	$4.71
Offering Price Per Share ($4.71/0.9575)	$4.92

Class C Shares
Net Assets	$1,400,672
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	314,150
Net Asset Value, Offering and Redemption Price Per Share (1) (Net Assets divided by shares outstanding)	$4.46

Class I Shares
Net Assets	$10,043,213
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,112,202
Net Asset Value, Offering and Redemption Price Per Share (Net Assets divided by shares outstanding)	$4.75

(1)	Class C Shares are subject to a 1.00% early withdrawal charge on shares repurchased less than 365 days after purchase date.

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2022

Investment Income:
Dividend Income	$109,842
Interest Income	1,224,744
Total Investment Income	1,334,586

Expenses:
Investment Advisory Fees	140,030
Incentive Fees	183,270
Shareholder Servicing Fees
Class A	7,744
Class C	1,964
Distribution Fees
Class C	5,892
Legal Fees	57,281
Administration Fees	18,295
Fund Accounting Fees	18,084
Trustees’ Fees	15,024
Chief Compliance Officer Fees	13,266
Audit Fees	11,404
Registration & Filing Fees	8,255
Printing Expense	6,888
Transfer Agent Fees	5,233
Pricing Expense	5,042
Third Party Administrative Services Fees	5,010
Custody Fees	2,530
Insurance Expense	438
Miscellaneous Expenses	3,843
Total Expenses	509,493
Less: Fees Waived/Reimbursed by Advisor	(54,743)
Net Expenses	454,750

Net Investment Income	879,836

Net Realized and Unrealized Gain on Investments:
Net Realized Loss on Investments	(2,280,158)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,017,250

Net Realized and Unrealized Loss on Investments	(1,262,908)

Net Decrease in Net Assets Resulting From Operations	$(383,072)

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022
	(Unaudited)
Operations:
Net Investment Income	$879,836	$714,179
Net Realized Gain (Loss) on Investments	(2,280,158)	2,541,261
Distributions of Capital Gains From Underlying Investment Companies	—	8,335
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,017,250	(6,812,428)
Net Decrease in Net Assets Resulting From Operations	(383,072)	(3,548,653)

Distributions to Shareholders From:
Distributions Paid From Earnings
Class A	(346,290)	(262,684)
Class C	(81,585)	(100,109)
Class I	(621,833)	(272,573)
Return of Capital
Class A	—	(165,004)
Class C	—	(54,188)
Class I	—	(294,999)
Total Distributions to Shareholders	(1,049,708)	(1,149,557)

From Shares of Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	758,566	1,327,606
Distributions Reinvested	88,519	154, 501
Cost of Shares Redeemed	(262,832)	(1,384,436)
Total Class A	584,253	97,671

Class C
Distributions Reinvested	15,342	46,320
Cost of Shares Redeemed	(72,163)	(956,187)
Total Class C	(56,821)	(909,867)

Class I
Proceeds from Shares Issued	1,504	8,511,825
Distributions Reinvested	482,756	366, 743
Cost of Shares Redeemed	(23,191)	(1,443,064)
Total Class I	461,069	7,435,504

Total From Shares of Beneficial Interest Transactions	988,501	6,623,308

Total Increase (Decrease) in Net Assets	(444,279)	1,925,098

Net Assets:
Beginning of Period	17,650,291	15,725,193
End of Period	$17,206,012	$17,650,291

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022
	(Unaudited)
SHARE ACTIVITY:
Class A
Shares Issued	145,980	226,120
Shares Reinvested	17,361	24,986
Shares Redeemed	(49,443)	(216,210)
Net Increase in Shares of Beneficial Interest	113,898	34,896

Class C
Shares Reinvested	3,123	7,801
Shares Redeemed	(13,932)	(154,530)
Net Decrease in Shares of Beneficial Interest	(10,809)	(146,729)

Class I
Shares Issued	293	1,277,611
Shares Reinvested	93,910	62,217
Shares Redeemed	(4,199)	(222,570)
Net Increase in Shares of Beneficial Interest	90,004	1,117,258

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended December 31, 2022

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(383,072)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(6,500,000)
Sales of investments	5,641,369
Net sales of short term securities	40,768
Net realized loss from investments, exclusive of capital gain and return of capital distributions from underlying investments	2,280,158
Return of Capital distributions received from underlying investments Net change in unrealized appreciation (depreciation) on investments	(1,017,250)

Changes in assets and liabilities (Increase)/Decrease in assets:
Dividends and Interest Receivable	(4,117)
Prepaid Expenses and Other Assets	(11,083)
Increase/(Decrease) in liabilities:
Accrued Advisory Fees	(649)
Incentive Fees	17,551
Payable to Related Parties	14,651
Accrued Shareholder Service Fees	(5,756)
Distributions Payable	5,284
Other Accrued Expenses	(16,647)
Net cash used in operating activities	61,207

Cash flows from financing activities:
Proceeds from shares issued	760,070
Payments on shares redeemed	(358,186)
Cash distributions paid	(463,091)
Net cash provided by financing activities	(61,207)

Net increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	—

Supplemental disclosure of non-cash activity:
Non-cash financing activities not included herein consists of reinvestment of dividends	586,617

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Fund - Class A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the
	Six Months Ended		For the year ended June 30,
	December 31, 2022		2022		2021		2020		2019		2018
	(Unaudited)
Net Asset Value, Beginning of Period	$5.10		$6.45		$4.78		$7.22		$7.36		$7.95
Increase (decrease) From Operations:
Net investment income (a)	0.14		0.23		0.11		0.19		0.23		0.26
Net gain (loss) from investments (both realized and unrealized)	(0.41)		(1.16)		1.94		(2.12)		0.21		(0.28)
Total from operations	(0.27)		(0.93)		2.05		(1.93)		0.44		(0.02)
Less Distributions:
From net investment income	(0.12)		(0.25)		(0.02)		(0.16)		(0.31)		(0.06)
From return of capital	—		(0.17)		(0.36)		(0.35)		(0.27)		(0.51)
Total Distributions	(0.12)		(0.42)		(0.38)		(0.51)		(0.58)		(0.57)
Net Asset Value, End of Period	$4.71	(e)	$5.10	(e)	$6.45	(e)	$4.78	(e)	$7.22	(e)	$7.36
Total Return (b)	(3.99)	% (e),(f)	(15.38	)% (e)	44.33	% (e)	(28.16	)% (e)	6.31	% (e)	(0.20)%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$5,762		$5,662		$6,938		$6,453		$10,242		$14,164
Ratio to average net assets (including incentive fee):
Expenses, Gross (c)	3.73	% (g)	3.95%		3.22%		2.59%		2.25%		2.05%
Expenses, Net of Reimbursement (c)	3.15	% (g)	3.01%		1.85%		1.82%		1.75%		1.75%
Net investment income, Net of Reimbursement (c)(d)	5.45	% (g)	3.68%		2.03%		2.98%		3.21%		3.52%
Portfolio turnover rate	34.11	% (f)	86.39%		0.11%		9.23%		12.06%		22.50%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends, returns of capital and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. Class A total return does not reflect the applicable sales load.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Ratios to average net assets (excluding incentive fee)

Expenses, Gross	3.65%	3.38%
Expenses, Net of Reimbursement	3.07%	2.44%

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Fund - Class C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the
	Six Months Ended		For the year ended June 30,
	December 31, 2022		2022		2021		2020		2019		2018
	(Unaudited)
Net Asset Value, Beginning of Period	$4.83		$6.15		$4.59		$6.98		$7.16		$7.78
Increase (decrease) From Operations:
Net investment income (a)	0.12		0.16		0.07		0.14		0.18		0.21
Net gain (loss) from investments (both realized and unrealized)	(0.39)		(1.08)		1.86		(2.05)		0.20		(0.29)
Total from operations	(0.27)		(0.92)		1.93		(1.91)		0.38		(0.08)
Less Distributions:
From net investment income	(0.10)		(0.24)		(0.02)		(0.15)		(0.30)		(0.05)
From return of capital	—		(0.16)		(0.35)		(0.33)		(0.26)		(0.49)
Total Distributions	(0.10)		(0.40)		(0.37)		(0.48)		(0.56)		(0.54)
Net Asset Value, End of Period	$4.46	(e)	$4.83	(e)	$6.15	(e)	$4.59	(e)	$6.98	(e)	$7.16
Total Return (b)	(4.16	)% (e),(f)	(15.94	)% (e)	43.32	% (e)	(28.68	)% (e)	5.58	% (e)	(0.89)%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,401		$1,570		$2,902		$2,500		$3,708		$3,397
Ratio to average net assets (including incentive fee):
Expenses, Gross (c)	4.48	% (g)	4.69%		3.97%		3.35%		3.00%		2.80%
Expenses, Net of Reimbursement (c)	3.80	% (g)	3.61%		2.50%		2.50%		2.50%		2.50%
Net investment income, Net of Reimbursement (c)(d)	4.72	% (g)	2.57%		1.31%		2.33%		2.62%		2.91%
Portfolio turnover rate	34.11	% (f)	86.39%		0.11%		9.23%		12.06%		22.50%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends, returns of capital and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Ratios to average net assets (excluding incentive fee)

Expenses, Gross	4.40%	4.11%
Expenses, Net of Reimbursement	3.72%	3.04%

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Fund - Class I
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	December 31, 2022		June 30, 2022		June 30, 2021		June 30, 2020		June 30, 2019		June 30, 2018*
	(Unaudited)
Net Asset Value, Beginning of Period	$5.15		$6.50		$4.81		$7.25		$7.36		$7.98
Increase (decrease) From Operations:
Net investment income (a)	0.15		0.31		0.12		0.20		0.26		0.35
Net gain (loss) from investments (both realized and unrealized)	(0.42)		(1.24)		1.95		(2.13)		0.21		(0.49)
Total from operations	(0.27)		(0.93)		2.07		(1.93)		0.47		(0.14)
Less Distributions:
From net investment income	(0.13)		(0.25)		(0.02)		(0.16)		(0.31)		(0.00	) (h)
From return of capital	—		(0.17)		(0.36)		(0.35)		(0.27)		(0.48)
Total Distributions	(0.13)		(0.42)		(0.38)		(0.51)		(0.58)		(0.48)
Net Asset Value, End of Period	$4.75	(i)	$5.15	(i)	$6.50	(i)	$4.81	(i)	$7.25	(i)	$7.36
Total Return (b)	(3.83	)% (i),(c)	(15.22	)% (i)	44.53	% (i)	(28.02	)% (i)	6.68	% (i)	(1.71	)% (c)
Ratios/Supplemental Data
Net assets, end of Period (in 000’s)	$10,043		$10,419		$5,884		$4,841		$6,893		$6,238
Ratio to average net assets (including incentive fee):
Expenses, Gross (e)	3.48	% (d)	3.73%		2.97%		2.36%		2.00%		1.65	% (d)
Expenses, Net of Reimbursement (e)	2.90	% (d)	2.95%		1.60%		1.57%		1.50%		1.50	% (d)
Net investment income, Net of Reimbursement (e)(f)	5.67	% (d)	4.85%		2.16%		3.26%		3.55%		4.99	% (d)
Portfolio turnover rate	34.11	% (c)	86.39%		0.11%		9.23%		12.06%		22.50	% (g)(c)

*	Class I commenced operations on July 17, 2017.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends, returns of capital and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(c)	Not annualized.

(d)	Annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Represents the Fund’s portfolio turnover rate for the entire year.

(h)	Less than $0.01 per share

(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(j)	Ratios to average net assets (excluding incentive fee)

Expenses, Gross	3.40%	3.16%
Expenses, Net of Reimbursement	2.82%	2.38%

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2022

1.	ORGANIZATION

Alternative Strategies Fund (the “Fund”) was organized as a Delaware statutory trust on June 15, 2010 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The investment objective of the Fund is to seek attractive risk-adjusted returns with low to moderate volatility and low correlation to the broader markets, through a concentrated alternative investment approach with an emphasis on income generation. The Fund pursues its investment objective by investing primarily in structured notes.

The Fund currently offers Class A, Class C and Class I shares. Class A shares commenced operations on September 28, 2010, Class C shares commenced operations on January 21, 2015 and Class I shares commenced operations on July 17, 2017. Class A shares are offered at net asset value plus a maximum sales charge of 4.25%. Class C and I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Valuation of Fund of Funds – The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Valuation of Structured Notes – Structured notes are notes where the principal and/or interest rate or value of the structured note is determined by reference to the performance of an underlying reference asset. Underlying reference assets may include a security, a basket of equity securities, a market index or a commodity. Structured notes are valued at fair value based on daily price reporting from the counterparty issuing the structured note.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Fund’s fair value committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the

Alternative Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

“Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Fund, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value committee is composed of one or more representatives from each of the (i) Fund, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund invests in some securities which are not traded and the fair value committee has established a methodology for fair value of each type of security. Generally, Real Estate Investment Trusts (“REITs”) are publicly registered but not traded. When the REIT is in the public offering period, the Fund values the REIT at cost. The Fund generally purchases REITs at NAV or without a commission. However, start-up REITs amortize a significant portion of their start-up costs and therefore potentially carry additional risks that may impact valuation should a REIT be unable to raise sufficient capital and execute its business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Once a REIT closes to new investments, the Fund values the security based on the movement of an appropriate market index or traded comparable until the REIT issues an updated market valuation. Additionally, certain other non-publicly traded investments held by the Fund are valued based on the movement of an appropriate benchmark or company provided market valuation. The private investment funds are monitored for any updated market valuations, independent appraisals or audits of the security or impairments reported on the potential value of the security and the fair

Alternative Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

value is generally adjusted to depreciation in the case of hard assets. The Fair Value Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2022 for the Fund’s assets measured at fair value:

Assets*	Total	Level I	Level 2	Level 3
Private Investments (1)	$1,316,977	$—	$1,112,367	$204,610
Real Estate Investment Trusts (1)	3,197,951	—	3,197,951	—
Structured Notes	10,701,170	—	10,701,170	—
Short-Term Investment	2,137,502	2,137,502	—	—
Total	$17,353,600	$2,137,502	$15,011,488	$204,610

*	Refer to the Schedule of Investments for industry classifications.

Level 3 reconciliation is noted in the table below.

(1)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the portfolio of investments.

Alternative Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Private
	Investments	Total
Beginning Balance	$204,610	$204,610
Total realized gain	—	—
Change in Unrealized Appreciation (Depreciation)	—	—
Cost of Purchases	—	—
Proceeds from Sales and Return of Capital	—	—
Net transfers in (out) of level 3	—	—
Ending Balance	$204,610	$204,610

Quantitative disclosures of unobservable inputs and assumptions used by the Fund are set forth below:

Investment Type	Fair Value	Observable Inputs	Unobservable Input
Private Investments	$204,610	Partners’ Capital	Adjusted by management to reflect current market conditions for underlying land

The Fund had no unfunded commitments as of the period ended December 31, 2022.

Structured Note Risk – The Fund will primarily invest in structured notes. The structured notes may include investments in structured products, securitizations, and other asset-backed securities. Among other risks, the notes (i) are subject to the risks associated with the underlying assets; (ii) will often be leveraged, which will generally magnify the opportunities for gain and risk of loss; (iii) are highly complex, which may cause disputes as to their terms and impact the valuation and liquidity of such positions; and (iv) often contain significant obstacles to asserting “putback” or similar claims against the notes.

Liquidity Risk – There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s structured notes and other investments are also subject to liquidity risk. Liquidity risk exists when investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Distributions from Real Estate Investment Trusts – Distribution from Real Estate Investment Trusts are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

Interest Income on Structured Notes – Interest from Structured notes is not accrued daily but is considered as part of the daily valuation and recorded as interest income when earned at the respective coupon payment date.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions and has concluded that no

Alternative Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2020 through June 30, 2022, or expected to be taken in the Fund’s June 30, 2023 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended December 31, 2022, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income are declared and recorded on a daily basis and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. All or a portion of a distribution may consist of return of capital, shareholders should not assume that the source of a distribution is net income.

Indemnification – The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – SCG Asset Management, LLC (“SCG”) serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for these services and the related expenses borne by the Adviser, the Fund has agreed to pay the Adviser as compensation under the Investment Management Agreement a fee consisting of two components͏—͏a base management fee (the “Management Fee”) and an incentive fee (the “Incentive Fee”). The base management fee is calculated and payable monthly in arrears at the annual rate of 1.50% of the Fund’s average daily net assets.

The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a “hurdle rate,” expressed as a rate of return on the Fund’s “adjusted capital,” equal to 1.50% per quarter (or an annualized hurdle rate of 6.0%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund’s operating expenses for the quarter (including the management fee, expenses reimbursed to the Adviser for any administrative services provided by the Adviser and any interest expense and distributions paid on any issued and outstanding preferred shares but excluding the incentive fee). “Adjusted capital” means the cumulative gross proceeds received by the Fund from the sale of the Fund’s shares (including pursuant to the Fund’s distribution reinvestment plan), reduced by amounts paid in connection with purchases of the Fund’s shares pursuant to the Fund’s share repurchase program.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (excluding front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation), to the extent that they exceed 3.00%, 3.65% and 2.75% per annum of the Fund’s average daily net assets attributable to Class A, Class C shares and Class I shares, respectively (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from when they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation

Alternative Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

(at the time of waiver/reimbursement or recapture) to be exceeded. During the six months ended December 31, 2022 the Advisers waived fees of $54,743.

The following amounts are subject to recapture by SCG by the following dates:

June 30,2025	June 30, 2026
$58,373	$54,743

Ultimus Fund Solutions, LLC (“UFS”) – UFS, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of UFS and are not paid any fees directly by the Fund for servicing in such capacities.

In addition, certain affiliates of UFS provide services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Distributor – The distributor of the Fund is Ladenburg Thalmann & Co., Inc. (the “Distributor”). The Board has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Services Plan, the Fund may pay 0.25% per year of its average daily net assets of each of Class A and Class C shares for such services. For the six months ended December 31, 2022, the Fund incurred shareholder servicing fees of $7,774 and $1,964 for Class A and Class C shares, respectively. Under the Distribution Plan, the Fund pays 0.75% per year of its average daily net assets for such services for Class C shares. For the six months ended December 31, 2022, the Fund incurred distributions fees of $5,892 for Class C.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Advisor. For the six months ended December 31, 2022, the Distributor received $0 in underwriting commissions for sales of the Fund’s shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Additionally, Ladenburg Thalmann & Co., Inc., executed portfolio trades on behalf of the Fund for which it received $0 in trade commissions during the six months ended December 31, 2022.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended December 31, 2022, amounted to $6,500,000 and $5,641,369, respectively.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of December 31, 20222, National Financial Services held 40.4%, and Gregory H Sachs held 38.4%, of the Fund and each may be deemed to control the Fund.

Alternative Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2022, was as follows:

Cost for Federal Tax purposes	$19,357,527

Unrealized Appreciation	$626,086
Unrealized Depreciation	(2,660,013)
Tax Net Unrealized Depreciation	$(2,033,927)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following fiscal years were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2022	June 30, 2021
Ordinary Income	$635,366	$63,355
Long-Term Capital Gain	—	—
Return of Capital	514,191	923,578
	$1,149,557	$986,933

As of June 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	/(Accumulated Deficit)
$—	$—	$—	$(3,338,972)	$(44,219)	$(3,021,177)	$(6,404,368)

The difference between book basis and tax basis distributable earnings and unrealized depreciation is primarily attributable to the tax adjustments for partnerships and accrued dividends payable.

At June 30, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$1,384,337	$1,954,635	$3,338,972	$2,386,142

Permanent book and tax differences, primarily attributable to tax return true up adjustments for return of capital, resulted in reclassification for the fiscal year ended June 30, 2022, as follows:

Paid
In	Accumulated
Capital	Deficit
$50,892	$(50,892)

8.	REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% and no more than 25% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s

Alternative Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

During the six months ended December 31, 2022, the Fund completed two quarterly repurchase offers. In those offers, the Fund offered to repurchase up to 5% of the number of its outstanding shares as of the Repurchase Pricing Dates. The Fund may under officer approval increase the repurchase percentage above 5%. The results of those repurchase offers were as follows:

Class A	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	June 23, 2022	September 21, 2022
Repurchase Request Deadline	July 22, 2022	October 21, 2022
Repurchase Pricing Date	July 22, 2022	October 21, 2022
Net Asset Value as of Repurchase Offer Date	$5.48	$4.93
Amount Repurchased	$190,083	$72,569
Percentage of Outstanding Shares Repurchased	2.98%	1.21%

Class C	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	June 23, 2022	September 21, 2022
Repurchase Request Deadline	July 22, 2022	October 21, 2022
Repurchase Pricing Date	July 22, 2022	October 21, 2022
Net Asset Value as of Repurchase Offer Date	$5.18	$4.67
Amount Repurchased	$72,148	$0
Percentage of Outstanding Shares Repurchased	4.29%	0.00%

Class I	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	June 23, 2022	September 21, 2022
Repurchase Request
Deadline	July 22, 2022	October 21, 2022
Repurchase Pricing Date	July 22, 2022	October 21, 2022
Net Asset Value as of Repurchase Offer Date	$5.53	$4.98
Amount Repurchased	$22,932	$260
Percentage of Outstanding Shares Repurchased	0.21%	0.00%

Alternative Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2022

9.	INVESTMENT IN STRUCTURED NOTES

The Fund invests primarily in structured notes. These instruments are notes where the principal and/or interest rate or value of the structured note is determined by reference to the performance of an underlying reference asset. Underlying reference assets may include a security or other financial instrument though the Fund primarily invests in structured notes that reference the performance of a particular underlying equity security. The Fund may also invest in structured notes that reference the performance of a basket of equity securities, a market index or a commodity. The interest and/or principal payments that may be made on a structured note may vary widely, depending on a variety of factors, including the volatility of the underlying reference asset. The performance results of structured notes will not replicate exactly the performance of the underlying reference asset that the notes seek to replicate. Issuers of structured notes can vary and may include corporations, banks, broker-dealers and limited purpose trusts or other vehicles. Structured notes may be exchange traded or traded OTC and privately negotiated.

At December 31, 2022, the aggregate value of such securities amounted to $10,701,170 and the value amounts to 62.2% of the net assets of the Fund.

10.	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2022, the Fund was invested in the following restricted securities:

	Initial
Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
Walton Sherwood Acres, L.P.	04/29/2011	10,752	$ 99,994	$ 52,792	0.31%
Walton US Land Fund 1, L.P.	11/08/2011	10,752	$ 99,994	$ 151,818	0.88%
Walton US Land Fund 2, L.P.	08/22/2012	19,855	$ 151,764	$ 169,760	0.99%
Walton US Land Fund 3, L.P.	11/16/2012	37,655	$ 350,192	$ 266,221	1.55%

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following: The Fund completed a quarterly repurchase offer on January 20, 2023 which resulted in 3.53%, 1.86% and 4.86% of Class A shares, Class C and Class I shares being repurchased for $220,823, $28,240, and $530,838 respectively.

PRIVACY NOTICE

Rev. Feb 2014

FACTS	WHAT DOES ALTERNATIVE STRATEGIES FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■ Social Security number	■ Purchase History

	■ Assets	■ Account Balances

	■ Retirement Assets	■ Account Transactions

	■ Transaction History	■ Wire Transfer Instructions

■ Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Alternative Strategies Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Alternative Strategies Fund share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes –
to offer our products and services to you	No	We don’t share

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes –
information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes –
information about your creditworthiness	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-803-6583

Rev. Feb 2014

Who we are
Who is providing this notice?	Alternative Strategies Fund
What we do
How does Alternative Strategies Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Alternative Strategies Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Alternative Strategies Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Alternative Strategies Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Alternative Strategies Fund doesn’t jointly market.

Investment Adviser

SCG Asset Management, LLC

2132 Deep Water Lane, Suite 232

Naperville, IL 60565

Administrator

Ultimus Fund Solutions, LLC

225 Pictoria Drive Suite 450

Cincinnati, OH 45246

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-803-6583 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-877-803-6583.

AltStrat-SA22

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alternative Strategies Fund

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/10/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/10/23

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/10/23